Life Insurance Operations (Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts) (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 18,661	¥ (43,844)	¥ 25,962	¥ (21,790)
Net gains or losses from derivative contracts	(2,653)	5,956	(3,477)	2,496
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(3,917)	(43,098)	(26,992)	(81,515)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	14,304	14,851	39,418	62,522
Changes in the fair value of the reinsurance contracts	2,163	(6,681)	3,230	(2,794)
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(284)	219	(5)	(316)
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(2,284)	5,051	(3,292)	2,730
Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (85)	¥ 686	¥ (180)	¥ 82